Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Net Revenues	$ 105,011	¥ 745,557	¥ 1,083,045	¥ 4,339,603
Advertising And Marketing Service Provided To Advertising Customers [Member]
Product Information [Line Items]
Net Revenues	59,196	420,275	404,443	2,533,327
Advertising And Marketing Service Provided To Advertising Platforms [Member]
Product Information [Line Items]
Net Revenues	21,027	149,294	434,934	1,557,056
Agent And Platform Service Fees [Member]
Product Information [Line Items]
Net Revenues	2,331	16,548	4,355	22,004
Live Streaming And Online Games [Member]
Product Information [Line Items]
Net Revenues	21,924	155,659	195,213	140,269
Other Revenues [Member]
Product Information [Line Items]
Net Revenues	533	3,781	44,100	86,947
Service, Other [Member]
Product Information [Line Items]
Net Revenues	$ 24,788	¥ 175,988	¥ 243,668	¥ 249,220